Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jun. 21, 2013
Prospectus Date	Jun. 21, 2013
Schroder Long Duration Investment-Grade Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWLX
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWTX